Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000204674 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	82.40%
C000204674 [Member] | Thirty One To 60 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000204674 [Member] | Sixty One To 90 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000204674 [Member] | Ninety One To 180 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000166084 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000166084 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000166084 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	38.30%
C000166084 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000166084 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000166084 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000166085 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000166085 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000166085 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	38.30%
C000166085 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000166085 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000166085 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000198351 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	49.00%
C000198351 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%
C000198352 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	49.00%
C000198352 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%
C000198353 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	49.00%
C000198353 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%
C000198354 [Member] | Two To 7 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	49.00%
C000198354 [Member] | Eight To 30 calendar days [Member]
Holdings [Line Items]
Percent of Total Investments	51.00%

[1]	Amount rounds to less than 0.1%.
[2]	Amount rounds to less than 0.1%.